CONVERTIBLE DEBENTURES - Narrative (Details) - USD ($)			12 Months Ended
	Oct. 31, 2025	Jun. 30, 2025	Mar. 31, 2026	Nov. 03, 2025
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Threshold trading days	5 days	5 days	5 days
Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued		$ 500,000,000
Notional amount		$ 50,000,000	$ 29,850,000
Convertible debenture term		2 years
Pre-paid guaranteed interest		$ 5,500,000
Principal interest percentage		11.00%
Debt instrument, equivalent percentage		5.50%
Increasing outstanding principal balance percentage		18.00%
Conversion price (in dollars per share)		$ 10.92	$ 6.5106
Volume-weighted average price, percentage		130.00%
Prepayment terms, year one payment, premium percentage		5.00%
Prepayment terms, year two payment, premium percentage		3.00%
Conversion percentage		4.99%
Fair value		$ 45,700,000
Fair value discount rate		20.00%
Volatility rate		67.50%
Net cash received on issuance		$ 44,500,000
Loss on fair value difference		1,200,000
Incurred debt issuance costs		$ 2,917,000
Issuance costs			$ 35,000
Number of shares issued (in shares)			4,584,856
Repaid outstanding balance, total				$ 22,765,000
Repayment of remaining principal				20,150,000
Early repayment fees				2,615,000
Withholding taxes				$ 492,000
Fair value loss on financial instruments			$ 5,500,000
Loss recognized			$ 1,200,000